Recently Issued Accounting Pronouncements - Additional Information (Detail) - USD ($)		Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Senior secured line of credit and long term debt, net issuance costs		$ 143,294,000	$ 109,396,000	$ 251,000
Senior notes, net of issuance costs	[1]	$ 657,511,000	663,089,000
Long-term deferred tax assets			12,532,000	8,301,000
Current deferred tax liability			12,532,000	$ 8,301,000
Accounting Standards Update201503
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Senior secured line of credit and long term debt, net issuance costs			2,100,000
Senior notes, net of issuance costs			11,900,000
Accounting Standards Update201517
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Long-term deferred tax assets			12,500,000
Current deferred tax liability			12,500,000
Net deferred tax			$ 0

[1]	Includes unamortized debt issuance costs of approximately $11.1 million and $11.9 million as of March 31, 2016 and December 31, 2015, respectively.